Long-Term Borrowing	12 Months Ended
Dec. 31, 2023
Long-Term Borrowing [Abstract]
LONG-TERM BORROWING

13. LONG-TERM BORROWING

Long-term borrowing represents the amount due to various banks normally maturing over one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes. On December 23, 2022, JYD SM entered into a loan agreement with Postal Savings Bank of China in the total amount of RMB5,000,000(US$705,945) with an interest rate of 4.15%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). According to the loan agreement, RMB50,000(US$7,059) will be paid monthly starting from January 2023 until December 2024, and remaining balance of RMB3,800,000 (US$536,519) will be paid at the end of the loan term. As of December 31, 2023, RMB600,000 (US$84,713) was repaid, and RMB4,400,000 (US$621,232) was outstanding.

Interest expenses were RMB197,103, RMB172,578 and RMB192,755 (US$27,215) for long-term borrowings for the years ended December 31, 2021, 2022 and 2023, respectively.